ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2025	2024
	$’000	$’000

Accounts receivable:
Accounts receivable – Third parties	10,513	13,078
Accounts receivable – Related parties	2,630	3,140
Less: allowance for current expected credit losses	(2,578)	(1,665)

Accounts receivable, net	10,565	14,553

	As of December 31,
	2025	2024
	$’000	$’000

Current	3,633	3,891
Between 1 and 30 days	2,512	2,294
Between 31 and 60 days	1,300	1,451
Between 61 and 90 days	481	542
Between 91 and 120 days	246	468
Between 121 and 365 days	983	1,438
Over 365 days	3,987	6,134

Accounts receivable	13,142	16,218

The following table presents the activities in the allowance for current expected credit losses as of December 31, 2025 and 2024.

	As of December 31,
	2025	2024
	$’000	$’000

Beginning balance	1,665	774
Additions	800	907
Foreign exchange translation adjustment	113	(16)

Ending balance	2,578	1,665

For the financial years ended December 31, 2025, 2024 and 2023, the Company made provision for estimated credit losses of approximately $0.8 million, $0.9 million and $0.3 million for the financial years ended December 31, 2025, 2024 and 2023, respectively.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for current expected credit losses, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible.